UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549 FORM 13F
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2012
Check here if Amendment [  ];
 Amendment Number: ___________
This Amendment (check only one): [  ] is a restatement.
        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name: 	Fund Evaluation Group, LLC
Address: 201 East Fifth Street Suite 1600 Cincinnati, OH  45202

Form 13F File Number:	028-11872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Scott B. Harsh
Title:	Managing Principle/President/CEO
Phone: 	(513) 977- 4400
Signature, Place and Date of Signing:
_____________________________	  Cincinnati, Ohio 			July 31, 2012
(Signature)				  (City, State)			              (Date)
Report Type (Check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report
List of other managers reporting for this manager:

(If there are no entries in this list, omit this section)

Form 13F File Number			Name
_________________________		__________________________________________


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:	0

Form 13F Information Table Entry Total: 	15

Form 13F Information Table Value Total: 	$ 635,996
				            (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

(If there are no entries in this list, state none and omit the column headings and list entries)


No		Form 13F File Number			Name
_____		_________________________		__________________________________________

(repeat as necessary)


FORM 13F INFORMATION TABLE




VALUE
(X$1000)
SHARES
PRN AMT
SH/ PUT/
PRN
CALL
INVES
TMENT
DISCR
ETION
OTHER
MANAGERS
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP





SOLE
SHARED
NONE
ISHARES TR
MSCI ACWI Ex
US Fund
464288240

 425
 11,420
SH
SOLE

Yes


ISHARES TR
MSCI EAFE
Growth Fund
464288885
 15,324
 297,487
SH
SOLE

Yes


ISHARES TR
MSCI Emrg Mkt Fd
464287234
 338
 8,638
SH
SOLE

Yes


ISHARES TR
Russell 1000
Growth
464287614
 158,064
 2,501,008
SH
SOLE

Yes


ISHARES TR
Russell 2000
464287655
 23,036
 289,466
SH
SOLE

Yes


ISHARES TR
Russell Midcap
Index
464287499
 46,187
 438,207
SH
SOLE

Yes



ISHARES TR
S&P 100 Index
464287101
 159,903
 2,560,337
SH
SOLE

Yes



ISHARES TR
S&P 500
464287200
 163,893
 1,198,575
SH
SOLE

Yes



POWERSHARES
Db Commdty Indx
73935S105
 33,132
 1,286,190
SH
SOLE

Yes


STATE STREET
SPDR Gold Trust
78463V107
 1,575
 10,150
SH
SOLE

Yes


STATE STREET
Spdr Ser Tr S&P
Metals & Mng E
78464A755
 418
 10,090
SH
SOLE

Yes


STATE STREET
SPDR DOW
JONES REIT
78464A607
 776
 10,640
SH
SOLE

Yes


VANGUARD
Emerging Mkts
Vipers
922042858
 420
 10,530
SH
SOLE

Yes


VANGUARD
Pacific ETF
922042866
 32,268
 644,966
SH
SOLE

Yes


POWERSHARES
FTSE RAFI US
1000
73935X583
 238
 4,090
SH
SOLE

Yes